Financial Instruments and Financial Risk Management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Financial Instruments And Financial Risk Management [Line Items]
Balance
Fair value as of issuance date	3,432
Revaluation during the year	(765)
Balance	2,667
Warrants [Member]
Financial Instruments And Financial Risk Management [Line Items]
Balance
Fair value as of issuance date	3,432
Revaluation during the year	(765)
Balance	$ 2,667